Interests in entities (Tables)	12 Months Ended
Dec. 31, 2018
Interests in entities [Abstract]
Interests in entities (Tables), Interests in group companies [Text Block]

Philips Group

Interests in group companies

in alphabetical order

2018

Legal entity name	Principal country of business
Philips (China) Investment Company, Ltd.	China
Philips Medizin Systeme Böblingen GmbH	Germany
Philips GmbH	Germany
Philips Consumer Lifestyle B.V.	Netherlands
Philips Medical Systems Nederland B.V.	Netherlands
Philips Ultrasound, Inc.	United States
Philips Oral Healthcare, LLC	United States
Philips North America LLC	United States
Respironics, Inc.	United States